Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Aug. 13, 2020	Apr. 03, 2020	Aug. 05, 2019	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2018
Temporary Equity [Line Items]
Fair value of Warrants								$ 48,440	$ 6
Net proceeds from issuance of preferred stock									40,498
Other income(expense)								(54,643)	$ (3,297)
Tranche Right [Member]
Temporary Equity [Line Items]
Number of convertible preferred stock				25,286,587
Other income(expense)				$ 1,600
Warrant [Member]
Temporary Equity [Line Items]
Liability at fair value								700
Loss classified within other income (expense)								$ (34,600)
Initial Issuance Date [Member]
Temporary Equity [Line Items]
Fair value of Warrants			$ 100
Subsequent Issuance Date [Member]
Temporary Equity [Line Items]
Fair value of Warrants			$ 100
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Warrants issued to purchase stock			53,023							35,348
Exercise price per share			$ 11.3518							$ 11.3518
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Warrants issued to purchase stock		4,513,993
Exercise price per share		$ 0.3323
Warrant term		10 years
Issuance of convertible preferred shares, net of issuance costs (in shares)				25,286,587	37,970,846	17,320,031	45,185,071
Convertible preferred stock, price per share				$ 0.3323	$ 0.3323	$ 0.3323	$ 0.3323
Net proceeds from issuance of preferred stock				$ 8,400	$ 12,500	$ 5,800	$ 15,100
Series B Redeemable Convertible Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Stock issuance costs				$ 100	$ 100	$ 100	$ 100
Series B Redeemable Convertible Preferred Stock [Member] | Tranche Right [Member]
Temporary Equity [Line Items]
Issuance of convertible preferred shares, net of issuance costs (in shares)						62,505,102	62,505,102
Convertible preferred stock, price per share						$ 0.3323	$ 0.3323
Additional optional shares exercisable	$ 0.3323